OTHER FINANCIAL DATA - ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	[1]	$ (497)	[2]	$ (228)		$ (376)
Other Comprehensive Income Before Reclassifications	[1]	(327)		(289)		(137)
Amounts Reclassified From Accumulated Other Comprehensive Income	[1]	18		20		285
Net Other Comprehensive Income	[1]	(309)		(269)		148
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	[1]	(806)		(497)	[2]	(228)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	[1]	(322)		(129)		(240)
Other Comprehensive Income Before Reclassifications	[1]	(260)		(193)		(159)
Amounts Reclassified From Accumulated Other Comprehensive Income	[1]	0		0		270	[3]
Net Other Comprehensive Income	[1]	(260)		(193)		111
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	[1]	(582)		(322)		(129)
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	[1]	(90)		(26)		(35)
Other Comprehensive Income Before Reclassifications	[1]	(57)		(70)		2
Amounts Reclassified From Accumulated Other Comprehensive Income	[1]	10		6		7
Net Other Comprehensive Income	[1]	(47)		(64)		9
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	[1]	(137)		(90)		(26)
Accumulated Defined Benefit Plans Adjustment Member
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	[1]	(85)		(73)		(101)
Other Comprehensive Income Before Reclassifications	[1]	(10)		(26)		20
Amounts Reclassified From Accumulated Other Comprehensive Income	[1]	8		14		8
Net Other Comprehensive Income	[1]	(2)		(12)		28
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	[1]	(87)		(85)		(73)
San Diego Gas and Electric Company [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	[1]	(12)	[4]	(9)		(11)
Other Comprehensive Income Before Reclassifications	[1]	3		(5)
Amounts Reclassified From Accumulated Other Comprehensive Income	[1]	1		2		2
Net Other Comprehensive Income	[1]	4		(3)		2
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	[1]	(8)		(12)	[4]	(9)
San Diego Gas and Electric Company [Member] | Accumulated Defined Benefit Plans Adjustment Member
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	[1]	(12)		(9)		(11)
Other Comprehensive Income Before Reclassifications	[1]	3		(5)
Amounts Reclassified From Accumulated Other Comprehensive Income	[1]	1		2		2
Net Other Comprehensive Income	[1]	4		(3)		2
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	[1]	(8)		(12)		(9)
Southern California Gas Company [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	[1]	(18)	[5]	(18)		(18)
Other Comprehensive Income Before Reclassifications	[1]	(1)		(3)		(2)
Amounts Reclassified From Accumulated Other Comprehensive Income	[1]			3		2
Net Other Comprehensive Income	[1]	(1)		0		0
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	[1]	(19)		(18)	[5]	(18)
Southern California Gas Company [Member] | Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	[1]	(14)		(14)		(15)
Other Comprehensive Income Before Reclassifications	[1]	0		0		0
Amounts Reclassified From Accumulated Other Comprehensive Income	[1]			0		1
Net Other Comprehensive Income	[1]	0		0		1
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	[1]	(14)		(14)		(14)
Southern California Gas Company [Member] | Accumulated Defined Benefit Plans Adjustment Member
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	[1]	(4)		(4)		(3)
Other Comprehensive Income Before Reclassifications	[1]	(1)		(3)		(2)
Amounts Reclassified From Accumulated Other Comprehensive Income	[1]			3		1
Net Other Comprehensive Income	[1]	(1)		0		(1)
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	[1]	$ (5)		$ (4)		$ (4)

[1]	All amounts are net of income tax, if subject to tax, and exclude noncontrolling interests.
[2]	As adjusted for the retrospective adoption of ASU 2015-03.
[3]	Represents cumulative foreign currency translation adjustment related to the impairment of our Argentine investments in 2006, which is substantially offset by an accrued liability established at that time. We provide additional information about these investments in Note 4.
[4]	As adjusted for the retrospective adoption of ASU 2015-03.
[5]	As adjusted for the retrospective adoption of ASU 2015-03.